Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 97.1%
Alabama - 1.9%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2038 - 09/01/2039	$ 4,575,000	$ 4,930,052
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AGM,
5.25%, 08/01/2053	625,000	671,676
5.50%, 08/01/2058	315,000	343,633
Lauderdale County Agriculture Center Authority, Special Tax,
4.75%, 07/01/2064	1,250,000	1,239,709
5.25%, 07/01/2064	2,700,000	2,865,717
Madison Water & Wastewater Board, Revenue Bonds,
5.25%, 12/01/2048	620,000	692,525
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	2,350,000	2,510,947
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B, Fixed until 09/01/2031,
4.00% (B), 12/01/2051	7,050,000	7,047,141
		20,301,400
Arizona - 2.4%
Arizona Industrial Development Authority, Revenue Bonds,
Series A,
5.25%, 11/01/2053	1,380,000	1,464,627
Series A, BAM,
4.00%, 06/01/2044	2,470,000	2,394,356
5.00%, 06/01/2049 - 06/01/2054	10,090,000	10,302,198
Series B,
4.00%, 07/01/2041	135,000	129,810
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	35,061
Estrella Mountain Ranch Community Facilities District, General Obligation Unlimited,
AGM,
4.50%, 07/15/2043	175,000	178,635
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	965,000	969,933
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series C, GNMA,
4.75%, 07/01/2049	1,400,000	1,410,946
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds,
Series A, GNMA,
4.45%, 09/01/2044	645,000	643,353
6.00%, 03/01/2055	4,895,000	5,387,516
Maricopa County Industrial Development Authority, Revenue Bonds,
4.25%, 07/01/2044	750,000	723,894
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Maricopa County School District No. 83- Cartwright Elementary, General Obligation Unlimited,
Series D, BAM,
5.00%, 07/01/2043	$ 520,000	$ 568,174
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2025 - 12/01/2026	210,000	208,516
Verrado Community Facilities District No. 1, General Obligation Unlimited,
BAM,
5.00%, 07/15/2034	1,370,000	1,536,688
		25,953,707
Arkansas - 0.3%
County of Pulaski, Revenue Bonds,
5.25%, 03/01/2053	3,525,000	3,813,596
California - 8.2%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036	1,605,000	1,755,943
Alameda County Oakland Unified School District, General Obligation Unlimited,
Series A, AGM,
5.25%, 08/01/2048	975,000	1,096,610
Anaheim Public Financing Authority, Revenue Bonds,
Series A, BAM,
5.00%, 09/01/2033	160,000	173,319
Apple Valley Public Financing Authority, Tax Allocation,
Series A, BAM,
4.00%, 06/01/2036	480,000	493,981
Beaumont Public Improvement Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2043	690,000	721,008
California Enterprise Development Authority, Revenue Bonds,
Series A,
5.50%, 11/01/2059	6,775,000	7,734,767
Series B,
5.50%, 11/01/2059	3,870,000	4,088,977
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	71,569	59,096
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A, Fixed until 08/12/2024,
8.00% (B), 01/01/2050 (A)(C)	4,000,000	4,055,018
California Municipal Finance Authority, Certificate of Participation,
Series A, AGM,
5.25%, 11/01/2034 - 11/01/2052	4,700,000	5,090,995
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
4.38%, 07/01/2025 (A)(D)	$ 55,000	$ 55,214
5.00%, 07/01/2049	2,600,000	2,739,649
BAM,
4.00%, 05/15/2036	1,875,000	1,909,621
Series A,
4.00%, 10/01/2038 - 10/01/2044	4,955,000	4,909,419
4.50%, 06/01/2028 (A)	200,000	200,216
5.00%, 10/01/2044	2,275,000	2,313,764
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (A)	465,000	453,500
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2025 (A)	225,000	227,363
Series A, AGM,
5.25%, 08/15/2052	920,000	993,366
5.38%, 08/15/2057	3,180,000	3,451,466
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028	2,040,000	2,048,740
5.00%, 09/02/2034	870,000	923,208
City of Azusa, Special Tax,
AGM,
5.00%, 09/01/2049	320,000	332,381
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	1,250,000	1,308,012
Conejo Valley Unified School District, General Obligation Unlimited,
Series E,
0.00%, 08/01/2036 - 08/01/2037	6,140,000	3,827,044
County of El Dorado, Special Tax,
Series A, BAM,
3.00%, 09/01/2025	140,000	139,768
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, Revenue Bonds,
Series B,
3.25%, 12/01/2036	955,000	891,236
El Rancho Unified School District, General Obligation Unlimited,
Series D, BAM,
5.75%, 08/01/2048	1,205,000	1,420,502
Fairfax School District, General Obligation Unlimited,
BAM,
5.00%, 11/01/2047 - 11/01/2050	1,210,000	1,323,861
7.00%, 11/01/2045	135,000	173,117
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	5,000,000	574,414
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Greenfield Union School District/Monterey County, Certificate of Participation,
AGM,
5.00%, 11/01/2048	$ 515,000	$ 543,034
Heber Elementary School District, General Obligation Unlimited,
Series B, AGM,
5.25%, 08/01/2051	350,000	388,896
Lancaster Financing Authority, Revenue Bonds,
Series A, BAM,
5.00%, 05/01/2054	8,355,000	9,075,876
Livingston Union School District, Certificate of Participation,
BAM,
5.25%, 11/01/2043 - 11/01/2048	555,000	616,939
Los Angeles Department of Water & Power, Revenue Bonds,
Series A,
5.00%, 07/01/2030	1,250,000	1,284,939
Series D,
5.00%, 07/01/2030 - 07/01/2031	2,935,000	2,942,829
Manteca Unified School District, General Obligation Unlimited,
Series B,
5.25%, 08/01/2053	2,345,000	2,610,434
Mount Diablo Unified School District, General Obligation Unlimited,
Series A, AGM,
5.50% (E), 08/01/2030	2,000,000	2,048,338
Municipal Improvement Corp. of Los Angeles, Revenue Bonds,
Series B,
5.00%, 11/01/2030	940,000	979,317
Newman-Crows Landing Unified School District, General Obligation Unlimited,
Series A, BAM,
5.00%, 08/01/2054	1,655,000	1,823,560
Oxnard School District, Certificate of Participation,
BAM,
5.00% (B), 08/01/2045	1,905,000	1,945,898
Parlier Unified School District, General Obligation Unlimited,
Series C, BAM,
5.25%, 08/01/2053	130,000	143,442
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	310,000	336,616
San Francisco City & County Redevelopment Successor Agency, Tax Allocation,
AGM,
5.25%, 08/01/2053	1,475,000	1,638,056
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Francisco Community College District, General Obligation Unlimited,
Series B, BAM,
5.25%, 06/15/2049	$ 2,955,000	$ 3,357,313
San Jacinto Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2030	4,070,000	4,082,105
St. Helena Financing Authority, Revenue Bonds,
BAM,
5.00%, 10/01/2039 (C)	390,000	442,041
Tulare Local Health Care District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2039	300,000	305,878
		90,051,086
Colorado - 4.1%
Arista Metropolitan District, General Obligation Limited,
Series A, BAM,
4.25%, 12/01/2043	1,250,000	1,254,743
5.00%, 12/01/2048	1,820,000	1,906,696
Auraria Higher Education Center, Revenue Bonds,
AGM,
4.00%, 04/01/2029	3,185,000	3,199,691
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (D)	294,000	285,082
Bromley Park Metropolitan District No. 2, General Obligation Limited,
BAM,
5.38%, 12/01/2053	1,435,000	1,572,483
Centennial Water & Sanitation District, Revenue Bonds,
5.25%, 12/01/2053	2,355,000	2,612,081
Colorado Bridge & Tunnel Enterprise, Revenue Bonds,
Series A, AGM,
5.50%, 12/01/2054	1,695,000	1,916,490
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2043 - 11/15/2046	4,475,000	4,315,723
5.25%, 12/01/2054	500,000	543,738
Series B,
4.00%, 01/01/2040	2,295,000	2,307,528
Colorado Springs School District No. 11 Facilities Corp., Certificate of Participation,
BAM,
5.00%, 12/15/2044	1,065,000	1,154,299
Denver City & County Housing Authority, Revenue Bonds,
Series A,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver City & County Housing Authority, Revenue Bonds, (continued)
4.50%, 07/01/2041	$ 1,275,000	$ 1,307,396
5.00%, 07/01/2027	2,915,000	3,013,799
Erie Farm Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2046	405,000	432,066
Lakes at Centerra Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2043	1,050,000	1,026,968
5.00%, 12/01/2049	3,865,000	4,129,110
Series B, AGM,
4.25%, 12/15/2044	1,610,000	1,627,552
Midtown Clear Creek Metropolitan District, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2053	1,260,000	1,327,095
Neu Town Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2043	225,000	242,443
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2027 - 12/01/2038	940,000	914,588
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032	150,000	153,057
Series A, AGM,
5.00%, 12/01/2043	1,280,000	1,382,947
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,450,285
Ravenna Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2043	485,000	512,324
Snake River Water District, Revenue Bonds,
BAM,
4.00%, 03/01/2044	3,915,000	3,916,466
Todd Creek Village Metropolitan District Water Activity Enterprise Revenue, Revenue Bonds,
AGM,
4.13%, 12/01/2044	550,000	544,215
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
Zero Coupon (E), 12/01/2051	1,000,000	793,096
		44,841,961
Connecticut - 1.1%
City of New Haven, General Obligation Unlimited,
BAM,
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of New Haven, General Obligation Unlimited, (continued)
5.25%, 08/01/2043	$ 805,000	$ 888,666
Series B, BAM,
5.00%, 08/15/2025	40,000	40,651
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2045	1,000,000	1,010,301
Series A, AGM-CR,
2.13%, 07/01/2031	7,620,000	6,707,320
Series M,
4.00%, 07/01/2039	1,390,000	1,381,038
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
5.00%, 09/01/2034	1,000,000	1,000,696
Town of Hamden, General Obligation Unlimited,
AGM,
5.00%, 08/15/2031	1,195,000	1,320,893
		12,349,565
Delaware - 0.3%
Delaware State Economic Development Authority, Revenue Bonds,
Series B,
5.25%, 11/15/2053	2,500,000	2,579,425
Delaware Transportation Authority, Revenue Bonds,
5.00%, 06/01/2055	255,000	257,051
		2,836,476
District of Columbia - 0.8%
District of Columbia, Revenue Bonds,
Series A,
4.13%, 07/01/2027	490,000	487,658
5.00%, 07/01/2032	1,300,000	1,317,532
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	680,000	664,271
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
Series A, AGM-CR,
6.50% (E), 10/01/2044	1,405,000	1,564,306
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
5.25%, 07/15/2059	2,965,000	3,242,311
5.50%, 07/15/2051	1,185,000	1,319,013
		8,595,091
Florida - 4.1%
City of Lakeland, Revenue Bonds,
5.00%, 11/15/2045	3,580,000	3,587,298
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series B, AGM,
5.00%, 11/01/2035 - 11/01/2037	$ 1,790,000	$ 1,865,629
Collier County Industrial Development Authority, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2042 - 10/01/2054	9,055,000	9,761,509
County of Miami-Dade, Revenue Bonds,
Series A, AGC,
6.88% (E), 10/01/2034	770,000	909,770
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds,
Series A,
5.25%, 10/01/2054	1,000,000	1,108,900
County of Okeechobee Half-Cent Sales Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2044 - 09/01/2049 (C)	4,190,000	4,456,693
County of Pasco, Revenue Bonds,
AGM,
5.75%, 09/01/2054	910,000	1,022,082
Series A, AGM,
5.50%, 09/01/2043	215,000	239,772
Florida Development Finance Corp., Revenue Bonds,
Series A, AGM,
5.00%, 06/15/2035 - 06/15/2040	1,195,000	1,218,878
Florida State Board of Governors, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2037	6,290,000	6,965,153
JEA Water & Sewer System Revenue, Revenue Bonds,
Series A,
5.50%, 10/01/2054	350,000	395,758
North Sumter County Utility Dependent District, Revenue Bonds,
BAM,
5.00%, 10/01/2037	255,000	274,139
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2024	140,000	139,496
St. Johns County School Board, Certificate of Participation,
Series A, AGM,
5.25%, 07/01/2046	340,000	377,736
5.50%, 07/01/2049	2,455,000	2,761,938
Volusia County Educational Facility Authority, Revenue Bonds,
5.25%, 06/01/2054	6,095,000	6,406,987
Wildwood Utility Dependent District, Revenue Bonds,
AGM,
5.50%, 10/01/2048 - 10/01/2053	3,235,000	3,592,971
		45,084,709
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 3.3%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 09/01/2031 - 09/01/2033	$ 19,220,000	$ 21,496,297
Coweta County Water & Sewage Authority, Revenue Bonds,
5.00%, 06/01/2049 - 06/01/2054	4,365,000	4,775,031
DeKalb County Development Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2035	500,000	491,921
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,835,000	1,747,720
5.00%, 10/15/2052	450,000	392,405
Rockdale County Public Facilities Authority, Revenue Bonds,
5.00%, 01/01/2054	6,435,000	6,984,458
		35,887,832
Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,300,000	4,273,631
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (A)	135,000	135,150
		4,408,781
Illinois - 8.0%
Andalusia Fire Protection District, General Obligation Unlimited,
AGM,
5.00%, 12/01/2043	340,000	360,254
Berwyn Municipal Securitization Corp., Revenue Bonds,
Series A, AGM-CR,
5.00%, 01/01/2035	8,230,000	8,839,866
City of Chicago Waterworks Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 11/01/2062	24,440,000	26,864,402
City of Polo, General Obligation Unlimited,
BAM,
5.00%, 12/01/2044 - 12/01/2053	490,000	519,614
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	45,000	45,241
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 10/15/2037	7,020,000	6,280,695
5.00%, 08/01/2028 - 08/01/2029	515,000	532,006
AGM,
5.00%, 12/01/2036	750,000	764,368
Series A,
5.00%, 11/01/2025 - 11/01/2029	4,685,000	4,773,216
5.25%, 04/01/2048 - 04/01/2049	1,090,000	1,217,780
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	$ 1,363,903	$ 1,200,745
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
BAM,
5.00%, 01/01/2035	1,215,000	1,223,258
Northeastern Illinois University, Certificate of Participation,
AGM,
4.00%, 07/01/2025	75,000	74,786
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	105,098
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	1,915,000	1,895,311
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	455,087
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	900,000	919,689
St. Clair County Community Unit School District No. 187, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2049 - 01/01/2054	2,275,000	2,404,210
Series B, AGM,
5.00%, 01/01/2042 - 01/01/2044	1,100,000	1,186,070
State of Illinois, General Obligation Unlimited,
5.00%, 11/01/2035 - 05/01/2039	4,740,000	4,827,815
5.50%, 05/01/2039	5,055,000	5,539,531
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,249
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2037	1,050,000	1,073,483
5.00%, 12/01/2032	125,000	125,161
Village of Matteson, Revenue Bonds,
BAM,
5.00%, 12/01/2024 - 12/01/2035	975,000	1,009,086
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
5.00%, 12/01/2042	11,170,000	12,032,623
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community Unit School District No. 201-U, General Obligation Limited,
Series E, AGM,
5.25%, 09/01/2042	$ 3,135,000	$ 3,432,565
		88,002,209
Indiana - 4.6%
Bloomington Redevelopment District, Tax Allocation,
Series B,
5.25%, 08/01/2036	1,800,000	1,955,665
City of Carmel Waterworks Revenue, Revenue Bonds,
Series C, BAM,
5.25%, 05/01/2051	685,000	731,847
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.63%, 07/15/2053	945,000	1,066,792
5.75%, 07/15/2058 - 01/15/2063	14,410,000	16,481,418
Gary Chicago International Airport Authority, Tax Allocation,
AGM,
5.00%, 02/01/2037	1,025,000	1,102,181
Indiana Finance Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2052	450,000	466,497
Series A,
3.00%, 11/01/2030	3,470,000	3,259,293
5.00%, 10/01/2053	600,000	642,014
Series B,
2.50%, 11/01/2030	2,500,000	2,251,618
3.00%, 11/01/2030	625,000	587,048
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series A,
6.00%, 01/15/2042	1,295,000	1,524,171
Series F-1, BAM,
5.00%, 03/01/2053 - 03/01/2058	15,415,000	16,234,682
5.25%, 03/01/2067	2,755,000	2,950,024
Northern Indiana Commuter Transportation District, Revenue Bonds,
5.00%, 01/01/2054	680,000	726,787
		49,980,037
Iowa - 0.9%
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,690,000	7,626,776
Series A,
4.00%, 05/15/2053	2,500,000	2,019,499
		9,646,275
Kansas - 0.2%
Harvey County Unified School District 440 Halstead-Bentley, General Obligation Unlimited,
BAM,
5.00%, 09/01/2049	1,450,000	1,534,938
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Shawnee County Unified School District No. 372, General Obligation Unlimited,
AGM,
5.50%, 09/01/2048 - 09/01/2054	$ 610,000	$ 665,453
		2,200,391
Kentucky - 2.1%
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	2,495,000	2,618,429
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045	9,560,000	9,884,575
Kentucky Municipal Power Agency, Revenue Bonds,
Series A, Fixed until 09/02/2025,
3.45% (B), 09/01/2042	2,000,000	1,983,202
Kentucky Public Energy Authority, Revenue Bonds,
Series A-1, Fixed until 05/01/2030,
4.00% (B), 08/01/2052	7,660,000	7,669,728
Louisville/Jefferson County Metropolitan Government, Revenue Bonds,
Series A, AGM,
5.00%, 05/15/2047	850,000	892,122
		23,048,056
Louisiana - 1.3%
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027	3,160,000	2,528,000
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2026,
2.20% (B), 06/01/2037	4,155,000	4,021,233
Series B-2, Fixed until 07/01/2026,
2.38% (B), 06/01/2037	7,680,000	7,457,312
		14,006,545
Maine - 0.3%
Maine State Housing Authority, Revenue Bonds,
Series B-2,
4.40%, 11/15/2043	1,355,000	1,351,953
Series E,
4.45%, 11/15/2038	2,195,000	2,305,711
		3,657,664
Maryland - 0.9%
Maryland Economic Development Corp., Revenue Bonds,
AGM,
5.13%, 07/01/2059	3,750,000	3,974,629
5.25%, 07/01/2064	2,250,000	2,392,637
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AGM-CR,
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (continued)
4.00%, 07/01/2045	$ 600,000	$ 576,344
5.00%, 07/01/2033 - 07/01/2034	2,885,000	3,202,036
		10,145,646
Massachusetts - 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds,
Series A,
5.00%, 06/01/2044 - 06/01/2053	4,630,000	4,996,641
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds,
Series A,
5.25%, 07/01/2052	4,635,000	5,166,488
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	257,558
Series D,
5.00%, 07/01/2054	760,000	813,804
Series P,
5.45%, 05/15/2059	3,335,000	3,683,697
		14,918,188
Michigan - 2.6%
Berkley School District, General Obligation Unlimited,
Series II,
5.00%, 05/01/2049	5,440,000	5,934,899
Charles Stewart Mott Community College, General Obligation Unlimited,
AGM,
5.00%, 05/01/2042 - 05/01/2044	5,865,000	6,472,213
County of Genesee, General Obligation Limited,
AGM,
5.00%, 11/01/2036	1,000,000	1,123,805
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,090,000	2,092,228
East China School District, General Obligation Unlimited,
Series II,
5.00%, 05/01/2048	200,000	214,631
Eastern Michigan University, Revenue Bonds,
Series A, AGM,
4.00%, 03/01/2044	1,380,000	1,354,638
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds,
Series B,
5.25%, 07/01/2053	430,000	476,581
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Martin Public Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2050	$ 850,000	$ 930,497
Michigan Finance Authority, Revenue Bonds,
4.00%, 11/01/2037	1,175,000	1,204,918
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,150,000	1,907,513
North Muskegon Public Schools, General Obligation Unlimited,
5.00%, 05/01/2048	155,000	168,812
Okemos Public Schools, General Obligation Unlimited,
Series II,
5.00%, 05/01/2054	3,335,000	3,622,564
Suttons Bay Public Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2046 - 05/01/2049	1,095,000	1,165,846
Walled Lake Consolidated School District, General Obligation Unlimited,
5.00%, 05/01/2054	1,515,000	1,629,099
		28,298,244
Minnesota - 2.0%
City of Coon Rapids, Revenue Bonds,
Series M, FNMA,
5.60%, 12/01/2039	1,745,447	1,876,037
City of Deephaven, Revenue Bonds,
Series A,
4.40%, 07/01/2025	25,000	25,067
City of Minneapolis, Revenue Bonds,
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	12,750,000	13,493,760
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	550,202
City of Stillwater, Tax Allocation,
3.00%, 02/01/2026 - 02/01/2027	740,000	724,353
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	905,000	748,844
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2030	195,000	195,353
Series B,
4.25%, 04/01/2025 (D)	55,000	54,865
Minnesota Housing Finance Agency, Revenue Bonds,
Series B-1,
4.50%, 08/01/2044	315,000	315,491
Series C,
3.45%, 02/01/2025	1,660,000	1,658,538
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,075,000	899,172
2.00%, 07/01/2032	535,000	449,531
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Revenue Bonds, (continued)
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	$ 555,000	$ 481,648
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	620,000	589,091
		22,061,952
Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,172,389
Missouri - 0.7%
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2029	2,145,000	2,229,493
Mineral Area Community College District, General Obligation Unlimited,
AGM,
5.00%, 03/01/2044	725,000	773,712
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	135,000	125,012
North County Fire & Rescue Fire Protection District, General Obligation Unlimited,
BAM,
5.00%, 03/01/2044	1,245,000	1,352,885
Northeast Ambulance & Fire Protection District, General Obligation Unlimited,
AGM,
5.50%, 03/01/2044	410,000	449,493
Osage County School District No. R-II, General Obligation Unlimited,
5.50%, 03/01/2044	500,000	566,093
Riverview Gardens School District, General Obligation Unlimited,
6.00%, 04/01/2042	515,000	583,881
Valley Park School District, General Obligation Unlimited,
BAM,
5.50%, 03/01/2044	1,105,000	1,218,926
		7,299,495
Montana - 0.1%
Montana Board of Housing, Revenue Bonds,
Series A,
4.45%, 12/01/2044	1,225,000	1,222,420
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nebraska - 0.5%
Nebraska Investment Finance Authority, Revenue Bonds,
Series E, GNMA, FNMA, FHLMC,
4.65%, 09/01/2043	$ 2,200,000	$ 2,234,326
Nebraska State Colleges, Revenue Bonds,
AGM,
5.00%, 07/01/2048 - 07/01/2053	2,850,000	3,059,619
		5,293,945
Nevada - 1.0%
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2029	620,000	640,537
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	60,000	58,944
Henderson Redevelopment Agency, Tax Allocation,
AGM,
5.25%, 04/01/2043 - 04/01/2050	4,785,000	5,169,913
State of Nevada Department of Business & Industry, Revenue Bonds,
Fixed until 08/08/2024,
8.13% (B), 01/01/2050 (A)	5,000,000	5,243,710
		11,113,104
New Hampshire - 0.6%
New Hampshire Business Finance Authority, Revenue Bonds,
Series A, BAM,
5.25%, 12/01/2041 - 06/01/2051	6,315,000	6,897,660
New Jersey - 1.9%
Bergen County Improvement Authority, Revenue Bonds,
5.00%, 06/01/2054	1,770,000	1,969,399
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds,
AGM,
5.00%, 11/15/2042	545,000	607,174
5.38%, 11/15/2052	1,585,000	1,772,218
6.00%, 11/15/2062	7,530,000	8,723,342
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	535,000	240,750
Jersey City Municipal Utilities Authority, Revenue Bonds,
Series C, AGM,
5.25%, 10/15/2054	245,000	272,677
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
4.25%, 09/01/2027 (A)	155,000	155,883
5.00%, 09/01/2037 (A)	750,000	762,273
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.25%, 06/15/2050	1,240,000	1,358,499
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.25%, 01/01/2049 - 01/01/2054	$ 4,250,000	$ 4,710,665
		20,572,880
New Mexico - 0.3%
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	2,915,000	2,831,529
New York - 8.1%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	2,085,000	2,077,190
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	2,245,000	2,230,559
5.00%, 08/01/2037	1,260,000	1,276,676
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2043 - 03/15/2046	2,595,000	2,720,390
Long Island Power Authority, Revenue Bonds,
Series E, AGM,
5.00%, 09/01/2053	8,960,000	9,817,977
Metropolitan Transportation Authority, Revenue Bonds,
Series D-1, BAM,
5.00%, 11/15/2033	3,405,000	3,478,138
New York City Housing Development Corp., Revenue Bonds,
Series I, Fixed until 05/01/2025,
2.95% (B), 11/01/2045	2,735,000	2,701,569
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032	3,140,000	3,261,572
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB,
5.25%, 06/15/2054	4,820,000	5,324,006
Series BB-1,
4.00%, 06/15/2045	2,845,000	2,801,642
Series CC-1,
5.25%, 06/15/2054	2,500,000	2,772,878
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	143,499
New York State Dormitory Authority, Revenue Bonds,
Series A,
5.25%, 03/15/2052	395,000	438,227
5.50%, 07/01/2054	7,890,000	9,020,031
Series A-1,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds, (continued)
4.00%, 07/01/2043	$ 3,505,000	$ 3,529,906
4.25%, 07/01/2048	1,720,000	1,728,897
New York State Environmental Facilities Corp., Revenue Bonds,
Series A,
5.25%, 06/15/2053	4,875,000	5,466,606
New York State Thruway Authority, Revenue Bonds,
Series B, AGM,
4.00%, 01/01/2045	1,370,000	1,346,784
Series P,
5.25%, 01/01/2054	3,260,000	3,609,237
New York Transportation Development Corp., Revenue Bonds,
5.50%, 06/30/2060	4,000,000	4,255,757
Oneida County Local Development Corp., Revenue Bonds,
AGM,
4.00%, 12/01/2036	120,000	119,694
5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,352,304
South Orangetown Central School District, General Obligation Unlimited,
5.00%, 12/01/2024	535,000	538,579
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds,
Series A-1,
5.25%, 05/15/2059	1,950,000	2,147,995
Westchester County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 11/01/2047 - 11/01/2051	5,045,000	5,350,770
5.75%, 11/01/2049 - 11/01/2053	7,485,000	8,350,506
		88,861,389
North Carolina - 0.7%
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.38%, 01/01/2025	635,000	629,694
2.45%, 07/01/2025	355,000	349,199
North Carolina Medical Care Commission, Revenue Bonds,
Series B-1,
2.55%, 09/01/2026	1,550,000	1,497,663
Series B-2,
2.30%, 09/01/2025	1,250,000	1,225,598
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2049	2,145,000	2,243,127
Series A, AGM,
5.00%, 01/01/2058	1,955,000	2,082,387
		8,027,668
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota - 1.2%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2037	$ 1,700,000	$ 1,620,191
Series A, AGM,
5.00%, 12/01/2040 - 12/01/2042	640,000	683,017
City of Horace, General Obligation Unlimited,
Series B,
4.85%, 08/01/2026 (C)	1,100,000	1,100,379
State Board of Higher Education of the State of North Dakota, Revenue Bonds,
AGM,
5.25%, 05/01/2054 (C)	6,850,000	7,372,776
UND Alumni Association & Foundation, Revenue Bonds,
Series A, BAM,
5.00%, 05/01/2054	2,000,000	2,104,460
		12,880,823
Ohio - 7.6%
Amherst Exempted Village School District, Certificate of Participation,
5.00%, 12/01/2049	705,000	746,172
Brunswick City School District, General Obligation Unlimited,
BAM,
5.50%, 12/01/2060	5,710,000	6,218,340
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	18,935,000	17,535,041
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	3,563,663
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	240,000	240,167
City of Toledo Water System Revenue, Revenue Bonds,
5.00%, 11/15/2042	2,000,000	2,135,230
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	130,000	121,262
Euclid Public Library, General Obligation Limited,
BAM,
5.00%, 12/01/2049 - 12/01/2053	605,000	626,644
Fairbanks Local School District, Certificate of Participation,
BAM,
4.25%, 12/01/2044	130,000	129,347
Kings Local School District, General Obligation Unlimited,
5.50%, 12/01/2062	5,650,000	6,172,198
Marion Local School District, Certificate of Participation,
AGM,
5.00%, 12/01/2049	470,000	495,612
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
North Ridgeville City School District, General Obligation Unlimited,
5.50%, 12/01/2057	$ 1,825,000	$ 1,940,226
Ohio Air Quality Development Authority, Revenue Bonds,
Series B, Fixed until 11/01/2024,
1.38% (B), 02/01/2026	1,675,000	1,658,983
Series C, Fixed until 11/04/2025,
1.50% (B), 02/01/2026	2,000,000	1,910,080
Ohio Housing Finance Agency, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
7.00%, 03/01/2049 (C)	1,000,000	1,210,894
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	450,000	421,038
3.40%, 09/01/2037	1,465,000	1,377,773
Port of Greater Cincinnati Development Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2048 - 12/01/2063	5,290,000	5,623,813
Series B,
5.00%, 12/01/2053	1,375,000	1,445,752
Series C, AGM,
5.00%, 12/01/2043 - 12/01/2044	430,000	463,579
5.25%, 12/01/2048 - 12/01/2063	1,550,000	1,674,296
Shaker Heights City School District, Certificate of Participation,
BAM,
5.00%, 12/15/2043 - 12/15/2049	1,070,000	1,146,027
Shaker Heights City School District, General Obligation Unlimited,
5.25%, 12/15/2054 - 12/15/2059	8,195,000	9,070,113
Summit County Development Finance Authority, Revenue Bonds,
3.00%, 11/15/2035	3,085,000	2,815,001
Toledo City School District, Certificate of Participation,
BAM,
5.00%, 12/01/2048	1,975,000	2,128,729
Toledo-Lucas County Port Authority, Revenue Bonds,
Series B,
3.25%, 05/15/2040	865,000	754,129
Tolles Career & Technical Center, Certificate of Participation,
5.25%, 12/01/2053	3,710,000	3,948,527
Triway Local School District, Certificate of Participation,
BAM,
5.00%, 12/01/2047	590,000	614,913
Warren County Port Authority, Revenue Bonds,
Series C,
3.00%, 12/01/2031	1,180,000	1,042,798
West Holmes Local School District, Certificate of Participation,
BAM,
5.25%, 12/01/2042 - 12/01/2053	3,640,000	3,914,564
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Yellow Springs Exempt Village School District, Certificate of Participation,
BAM,
5.25%, 12/01/2053	$ 1,620,000	$ 1,729,702
		82,874,613
Oklahoma - 0.4%
Oklahoma County Finance Authority, Revenue Bonds,
BAM,
5.00%, 10/01/2044 - 10/01/2045	2,675,000	2,928,143
Oklahoma Development Finance Authority, Revenue Bonds,
Series B, AGM,
4.00%, 08/15/2048	190,000	175,531
University of Oklahoma, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2049	1,040,000	1,128,125
		4,231,799
Oregon - 0.7%
Medford Water Commission, Revenue Bonds,
5.00%, 07/15/2054	2,055,000	2,223,014
Oregon Coast Community College Disrtict, General Obligation Unlimited,
1.00% (E), 06/15/2043 - 06/15/2045	1,125,000	1,159,751
Oregon State Facilities Authority, Revenue Bonds,
Series A,
5.50%, 06/15/2035 (A)	750,000	754,745
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,603,867
Woodburn Rural Fire Protection District, General Obligation Limited,
BAM,
5.25%, 06/15/2044	940,000	1,043,390
		7,784,767
Pennsylvania - 4.2%
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2036	1,650,000	1,676,460
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033	825,000	851,276
Chester County School Authority, Revenue Bonds,
BAM,
5.00%, 04/01/2042 - 04/01/2044	985,000	1,050,236
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2033	1,890,000	1,902,363
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	$ 740,000	$ 749,321
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
AGM,
5.00%, 07/01/2035 - 07/01/2036	5,900,000	6,392,427
Interboro School District, General Obligation Limited,
AGM,
5.50%, 08/15/2063	2,260,000	2,487,618
Lampeter Strasburg School District, General Obligation Limited,
5.00%, 03/01/2044	410,000	437,249
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	755,000	705,341
Palmyra Area School District, General Obligation Limited,
5.00%, 06/01/2049	1,000,000	1,059,900
Pennsylvania Economic Development Financing Authority Parking System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 01/01/2042	500,000	494,114
5.00%, 01/01/2032	1,025,000	1,123,682
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	335,000	325,229
2.25%, 10/01/2026	105,000	101,323
Series 124B,
2.65%, 04/01/2028	335,000	318,120
2.75%, 10/01/2028	155,000	147,177
Series 129,
2.40%, 10/01/2028	305,000	284,557
2.45%, 04/01/2029 - 10/01/2029	2,330,000	2,141,122
Series146A,
4.50%, 10/01/2044 (C)	2,000,000	2,001,222
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A-1,
5.00%, 12/01/2043	5,000,000	5,012,745
Series B, BAM-TCRS,
5.25%, 12/01/2039 - 12/01/2044	8,235,000	8,274,447
Series C, AGM,
6.25% (E), 06/01/2033	740,000	780,811
Philadelphia Gas Works Co., Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2050	230,000	243,588
Ridley School District, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2050	1,530,000	1,617,559
School District of Philadelphia, General Obligation Limited,
Series A,
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
School District of Philadelphia, General Obligation Limited, (continued)
4.00%, 09/01/2036	$ 795,000	$ 807,712
5.00%, 09/01/2024	500,000	500,644
State Public School Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 06/01/2032 - 12/01/2043	3,930,000	4,091,549
		45,577,792
Puerto Rico - 0.4%
Children's Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	126,608
Puerto Rico Electric Power Authority, Revenue Bonds,
Series RR, AGC,
5.00%, 07/01/2028	345,000	343,384
Series SS, AGC,
4.38%, 07/01/2030	145,000	141,125
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,092,560
Series UU, AGC,
4.25%, 07/01/2027	20,000	19,571
5.00%, 07/01/2026	650,000	649,944
Series VV, AGM,
5.25%, 07/01/2027	40,000	40,020
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2027	690,000	694,777
		4,107,989
Rhode Island - 0.2%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/15/2028	1,570,000	1,635,195
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds,
Series 71, GNMA,
2.75%, 10/01/2034	865,000	776,979
		2,412,174
South Carolina - 1.3%
City of Rock Hill Combined Utility System Revenue, Revenue Bonds,
Series A,
5.00%, 01/01/2054	680,000	730,341
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 - 02/01/2036 (A)	2,085,000	2,100,530
Series A,
4.00%, 12/01/2044	1,210,000	1,182,666
5.50%, 11/01/2049 - 11/01/2050	3,450,000	3,884,473
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
South Carolina Public Service Authority, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2049 - 12/01/2054	$ 5,915,000	$ 6,327,426
		14,225,436
South Dakota - 0.1%
Brookings School District No. 005-1, General Obligation Limited,
AGM,
5.50%, 06/15/2043	1,155,000	1,324,099
Tennessee - 3.3%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	2,565,000	2,476,826
City of Memphis, General Obligation Unlimited,
Series B,
5.00%, 04/01/2044	200,000	201,025
County of Marshall Water Revenue, Revenue Bonds,
AGM,
5.00%, 06/01/2049	640,000	685,113
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2042 - 07/01/2064	5,020,000	5,280,183
5.25%, 07/01/2049	6,430,000	6,902,752
5.50%, 07/01/2054 - 07/01/2059	8,110,000	8,814,498
Series B-1, BAM,
5.00%, 07/01/2049	1,175,000	1,239,778
5.13%, 07/01/2054	1,675,000	1,767,972
5.25%, 07/01/2064	2,000,000	2,109,656
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds,
Series B, AGM,
5.25%, 07/01/2056	4,590,000	4,974,022
New Memphis Arena Public Building Authority, Revenue Bonds,
Zero Coupon (E), 04/01/2029	550,000	507,900
Tennessee Housing Development Agency, Revenue Bonds,
Series 1,
2.95%, 01/01/2026	45,000	44,292
Series B-2,
2.25%, 01/01/2025	40,000	39,640
2.95%, 07/01/2028	560,000	549,445
		35,593,102
Texas - 1.9%
Brookfield Water Control & Improvement District, General Obligation Unlimited,
AGM,
4.00%, 09/01/2045	1,760,000	1,727,478
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Fort Worth, Special Assessment,
BAM,
5.00%, 09/01/2044	$ 190,000	$ 200,523
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (A)	176,000	166,183
Clear Creek Independent School District, General Obligation Unlimited,
4.00%, 02/15/2039	2,405,000	2,399,256
Clifton Higher Education Finance Corp., Revenue Bonds,
5.25%, 08/15/2044 - 08/15/2049	2,135,000	2,326,139
Eagle Mountain & Saginaw Independent School District, General Obligation Unlimited,
4.00%, 08/15/2040	985,000	994,622
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	150,132
Harris County Sports Authority, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2027	35,000	35,136
Horizon Regional Municipal Utility District, General Obligation Unlimited,
BAM,
7.00%, 02/01/2032 (C)	1,000,000	1,182,910
Johnson Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2043 - 08/01/2044	1,335,000	1,301,064
Meyer Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.38%, 08/15/2042	290,000	292,814
Midland County Hospital District, Revenue Bonds,
Series A, BAM,
4.00%, 05/15/2044	250,000	243,141
5.25%, 05/15/2054	600,000	659,999
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2026 - 01/01/2028	2,185,000	2,187,769
Series A, AGM,
5.00%, 04/01/2046	2,245,000	2,245,114
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2036	875,000	876,548
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	105,000	102,983
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,104,398
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Springhollow Municipal Utility District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/15/2043 - 08/15/2044	$ 270,000	$ 260,308
Texas Department of Housing & Community Affairs, Revenue Bonds,
Series A, GNMA,
4.45%, 01/01/2044	135,000	134,881
Tioga Independent School District, General Obligation Unlimited,
BAM,
4.38%, 08/15/2044 (C)	390,000	383,757
Tri-County Behavioral Healthcare, Revenue Bonds,
4.00%, 11/01/2049	595,000	573,684
		20,548,839
U.S. Virgin Islands - 0.0% (H)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (D)	190,000	191,947
Utah - 0.3%
Millard School District Local Building Authority, Revenue Bonds,
BAM,
5.00%, 05/15/2049 - 05/15/2059	2,670,000	2,912,848
Utah Charter School Finance Authority, Revenue Bonds,
Series A,
5.00%, 04/15/2043	70,000	73,679
		2,986,527
Vermont - 0.0% (H)
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	405,000	343,413
Virginia - 4.0%
Alexandria Sanitation Authority, Revenue Bonds,
5.00%, 07/15/2054	2,110,000	2,331,798
Chesapeake Redevelopment & Housing Authority, Revenue Bonds,
Fixed until 07/01/2040,
4.50% (B), 10/01/2040	1,800,000	1,805,262
County of Fairfax Sewer Revenue, Revenue Bonds,
Series A,
5.00%, 07/15/2054	3,820,000	4,221,550
Fairfax County Industrial Development Authority, Revenue Bonds,
5.00%, 05/15/2051	4,935,000	5,311,639
Henrico County Economic Development Authority, Revenue Bonds,
Series B,
4.00%, 08/01/2043	1,000,000	1,002,381
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Isle Wight County Industrial Development Authority, Revenue Bonds,
AGM,
4.75%, 07/01/2053	$ 4,535,000	$ 4,734,318
5.25%, 07/01/2043 - 07/01/2053	10,625,000	11,615,349
Richmond Redevelopment & Housing Authority, Revenue Bonds,
FNMA,
4.50%, 05/01/2040	3,496,353	3,570,988
Virginia Public School Authority, Revenue Bonds,
Series B,
5.00%, 08/01/2024	2,500,000	2,500,000
Virginia Resources Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2054	2,650,000	2,932,859
Williamsburg Economic Development Authority, Revenue Bonds,
Series A, AGM,
5.25%, 07/01/2053	2,465,000	2,689,054
Series B,
5.25%, 07/01/2053	1,000,000	1,086,989
		43,802,187
Washington - 1.0%
City of Pasco, General Obligation Limited,
5.00%, 12/01/2048 (C)	670,000	725,882
City of Tacoma Electric System Revenue, Revenue Bonds,
Series A,
5.00%, 01/01/2054	265,000	285,479
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	1,495,000	1,472,585
Pacific County Public Healthcare Services District No. 3, General Obligation Unlimited,
Series A,
5.25%, 12/01/2039	500,000	552,937
Public Hospital District 1A of Whitman County, General Obligation Unlimited,
Series A,
5.00%, 12/01/2053	1,215,000	1,298,008
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	5,630,000	5,618,649
Three Rivers Regional Wastewater Authority, Revenue Bonds,
BAM,
4.00%, 09/01/2043	1,000,000	996,455
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 (A)	375,000	375,689
		11,325,684
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
West Virginia Economic Development Authority, Revenue Bonds,
Series A-1, AGM,
4.00%, 07/01/2041	$ 625,000	$ 627,663
West Virginia Hospital Finance Authority, Revenue Bonds,
Series B, AGM,
5.38%, 09/01/2053	285,000	311,722
		939,385
Wisconsin - 4.8%
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (A)(D)	10,000	9,994
4.00%, 09/01/2029 (A)	800,000	780,560
AGM,
5.00%, 07/01/2037	1,865,000	1,948,163
Series A,
5.00%, 07/01/2038	425,000	433,345
Series A, AGM,
5.00%, 07/01/2036	340,000	356,747
Series A-1, BAM,
5.25%, 07/01/2042	6,150,000	6,702,837
5.38%, 07/01/2047	6,800,000	7,368,290
5.50%, 07/01/2052	10,140,000	11,015,378
5.63%, 07/01/2055	6,080,000	6,659,769
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2032 - 08/01/2039	1,800,000	1,420,098
BAM,
5.25%, 02/15/2054	4,720,000	5,076,847
Series A,
4.00%, 11/15/2039	8,250,000	8,140,081
5.13%, 04/01/2057	1,000,000	828,485
Series B,
4.20%, 08/15/2028	1,450,000	1,445,716
		52,186,310
Wyoming - 0.2%
Snake River Sporting Club Improvement & Service District, General Obligation Unlimited,
Series A, BAM,
5.50%, 07/15/2048	100,000	108,909
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	2,485,000	2,287,773
		2,396,682
Total Municipal Government Obligations (Cost $1,067,707,552)		1,061,115,458
U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury - 0.9%
U.S. Treasury Bonds
4.75%, 11/15/2043	10,000,000	10,400,000
Total U.S. Government Obligation (Cost $10,429,276)		10,400,000
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp.,
2.50% (I), dated 07/31/2024, to be
repurchased at $40,221,723 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $41,023,371.
$ 40,218,930	$ 40,218,930
Total Repurchase Agreement (Cost $40,218,930)	40,218,930
Total Investments (Cost $1,118,355,758)	1,111,734,388
Net Other Assets (Liabilities) - (1.7)%	(18,466,876)
Net Assets - 100.0%	$ 1,093,267,512
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,061,115,458	$—	$1,061,115,458
U.S. Government Obligation	—	10,400,000	—	10,400,000
Repurchase Agreement	—	40,218,930	—	40,218,930
Total Investments	$—	$1,111,734,388	$—	$1,111,734,388
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $17,163,999, representing 1.6% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Restricted security. At July 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited, Series A 4.00%, 12/01/2028	03/08/2018	$292,657	$285,082	0.0%(H)
Municipal Government Obligations	California Municipal Finance Authority Revenue Bonds 4.38%, 07/01/2025	09/10/2015	55,001	55,214	0.0 (H)
Municipal Government Obligations	Housing & Redevelopment Authority of the City of St. Paul Revenue Bonds, Series B 4.25%, 04/01/2025	06/19/2015	55,002	54,865	0.0 (H)
Municipal Government Obligations	Public Finance Authority Revenue Bonds 3.00%, 04/01/2025	02/26/2020	10,143	9,994	0.0 (H)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	190,000	191,947	0.0 (H)
			$602,803	$597,102	0.0% (H)

(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2024; the maturity date disclosed is the ultimate maturity date.
(F)	Non-income producing security.
(G)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2024, the value of this security is
$240,750, representing less than 0.1% of the Fund's net assets.

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rate disclosed reflects the yield at July 31, 2024.
(J)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TCRS	Temporary Custodian Receipts
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Intermediate Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds